Employee benefits expense	12 Months Ended
Dec. 31, 2023
Employee Benefits Expense
Employee benefits expense

7. Employee benefits expense

	2023	2022
	US$	US$
Salaries, wages and bonuses	2,258,195	1,571,124
Directors’ remuneration	272,659	211,853
Directors’ fees	52,252	-
Employer’s contribution to defined contribution plans including Central Provident Fund	142,749	107,263
Other short term benefit	26,943	54,077
	2,752,798	1,944,317
Less: Amount capitalized as internal development of intangible assets	(1,388,584)	(1,011,193)
	1,364,214	933,124